Loss per Share	12 Months Ended
Dec. 31, 2018
Loss Per Share [Abstract]
LOSS PER SHARE
16.	LOSS PER SHARE

The following is a reconciliation of the basic and diluted loss per share computation for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016

Net loss attributable to the Company’s common shareholders
- from continuing operations	$(8,910,002)	$(5,136,434)	$(9,609,735)
- from discontinued operations, net of tax	-	-	(122,133)
Net loss attributable to the Company’s common shareholders	$(8,910,002)	$(5,136,434)	$(9,731,868)
Weighted average shares outstanding – Basic and diluted	17,617,416	17,312,586	10,422,765
Loss per share – Basic and diluted
- from continuing operations	$(0.51)	$(0.30)	$(0.92)
- from discontinued operations	-	-	(0.01)
Loss per share – Basic and diluted	$(0.51)	$(0.30)	$(0.93)

For the years ended December 31, 2018, 2017 and 2016, all the outstanding warrants and options were anti-dilutive.